As filed with the Securities and Exchange Commission on November 16, 2001


                                                              File No. 033-87376
                                                                       811-08914

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                ---------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 16                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 16                                                      |X|
                        (Check appropriate box or boxes.)


                                ---------------

                        PHL Variable Accumulation Account

                           (Exact Name of Registrant)

                                ---------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                                ---------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                ---------------

                             Richard J. Wirth, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                                ---------------

        It is proposed that this filing will become effective (check appropriate box)

        [X] immediately upon filing pursuant to paragraph (b) of Rule 485 | | on ____________ pursuant to paragraph (b) of Rule 485

        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
        If appropriate, check the following box:
        [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                ---------------


================================================================================

                                     PART A

              VERSIONS A AND B ARE NOT BEING AMENDED IN THIS FILING

                             PHOENIX SPECTRUM EDGE(SM)

                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                     NOVEMBER 16, 2001


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Aberdeen New Asia Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series
[diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series

[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Core Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series
[diamond] Phoenix-MFS Investors Growth Stock Series [diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Morgan Stanley Focus Equity Series [diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

[diamond] Deutsche VIT EAFE(R) Equity Index Fund

[diamond] Deutsche VIT Equity 500 Index Fund

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
[diamond] Mutual Shares Securities Fund -- Class 2
[diamond] Templeton Growth Securities Fund -- Class 2
[diamond] Templeton International Securities Fund -- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:    [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                          PO Box 8027
                                                          Boston, MA 02266-8027
                                              [telephone] ANNUITY OPERATIONS DIVISION ("AOD")
                                                          Tel. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------


SUMMARY OF EXPENSES.......................................    3
   Fund Annual Expenses...................................    4
   Expense Examples.......................................    6
CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   11
PERFORMANCE HISTORY.......................................   11
THE VARIABLE ACCUMULATION ANNUITY.........................   11
PHL VARIABLE AND THE ACCOUNT .............................   12
INVESTMENTS OF THE ACCOUNT................................   12
   Participating Investment Funds.........................   12
   Investment Advisors....................................   14
GIA.......................................................   15
MVA  .....................................................   16
PURCHASE OF CONTRACTS.....................................   16
DEDUCTIONS AND CHARGES....................................   16
   Deductions from the Separate Account...................   16
   Reduced Charges, Credits and Bonus Guaranteed
    Interest Rates........................................   18
   Market Value Adjustment................................   18
   Other Charges..........................................   18
THE ACCUMULATION PERIOD...................................   18
   Accumulation Units.....................................   18
   Accumulation Unit Values...............................   18
   Transfers .............................................   18
   Optional Programs and Benefits.........................   19
   Surrender of Contract; Partial Withdrawals.............   20
   Contract Termination...................................   20
   Payment Upon Death Before Maturity Date ...............   20
THE ANNUITY PERIOD........................................   22
   Annuity Payments.......................................   22
   Annuity Payment Options ...............................   22
   Other Options and Rates................................   24
   Other Conditions.......................................   24
   Payment Upon Death After Maturity......................   25
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   25
   Valuation Date.........................................   25
   Valuation Period.......................................   25
   Accumulation Unit Value................................   25
   Net Investment Factor..................................   25
MISCELLANEOUS PROVISIONS..................................   25
   Assignment.............................................   25
   Payment Deferral.......................................   25
   Free Look Period.......................................   26
   Amendments to Contracts................................   26
   Substitution of Fund Shares............................   26
   Ownership of the Contract..............................   26
FEDERAL INCOME TAXES......................................   26
   Introduction...........................................   26
   Income Tax Status......................................   26
   Taxation of Annuities in General--Nonqualified Plans...   26
   Additional Considerations..............................   28
   Diversification Standards .............................   28
   Taxation of Annuities in General--Qualified Plans......   29
   Seek Tax Advice........................................   32
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   32
STATE REGULATION..........................................   32
REPORTS...................................................   32
VOTING RIGHTS.............................................   32
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   33
LEGAL MATTERS.............................................   33
SAI  .....................................................   33
APPENDIX A--DEDUCTIONS FOR PREMIUM TAXES..................  A-1
APPENDIX B--GLOSSARY OF SPECIAL TERMS.....................  B-1






    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated November 16, 2001, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed on Page 1. A table of contents for the SAI appears on the last page of this prospectus.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES                                                                            ALL SUBACCOUNTS
                                                                                                               ---------------

Sales Charges Imposed on Purchases........................................................................           None

Deferred Surrender Charges (1)
                Complete Premium                     Surrender Charge
                  Payment Years            (as a percentage of amount withdrawn)
                  -------------            -------------------------------------

                        0                                   7%
                        1                                   6%
                        2                                   5%
                        3                                   4%
                        4                                   3%
                        5                                   2%
                        6                                   1%
                        7+                                  0%


Subaccount Transfer Charge

   Current................................................................................................          None
   Maximum................................................................................................           $20(2)



ANNUAL ADMINISTRATIVE CHARGE

Maximum...................................................................................................           $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond] Death Benefit Option 1--Return of Premium


          Mortality and Expense Risk Fee..................................................................          .975%
          Daily Administrative Fee........................................................................          .125%
                                                                                                                   -----

          Total Separate Account Annual Expenses..........................................................         1.10 %


[diamond] Death Benefit Option 2--Annual Step-up


          Mortality and Expense Risk Fee..................................................................         1.125%
          Daily Administrative Fee........................................................................          .125%
                                                                                                                   -----

          Total Separate Account Annual Expenses..........................................................         1.25%


[diamond] Death Benefit Option 3--Relief Amount (subject to state approval)


          Mortality and Expense Risk Fee..................................................................         1.275%
          Daily Administrative Fee........................................................................          .125%
                                                                                                                   -----

          Total Separate Account Annual Expenses    ......................................................         1.40 %






------------------

(1) A surrender charge is taken from the proceeds when a contract is fully surrendered or when partial amounts are withdrawn, if the premium payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."


(2) We reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER                          OTHER
                                                                        OPERATING    TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT  RULE    EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT  12B-1    BEFORE         BEFORE          AFTER           AFTER
                      SERIES                            FEE     FEES  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT (7)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
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Phoenix-Aberdeen International (6)                     0.75%     N/A      0.27%          1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5, 10)                      1.00%     N/A      1.41%          2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (4, 8)                      0.85%     N/A      0.72%          1.57%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (4, 8)       0.85%     N/A      0.33%          1.18%          0.20%           1.05%
Phoenix-Deutsche Dow 30 (2, 10)                        0.35%     N/A      1.25%          1.60%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 8, 10)        0.35%     N/A      1.63%          1.98%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 10)   0.75%     N/A      0.57%          1.32%          0.25%           1.00%
Phoenix-Engemann Capital Growth (2, 10)                0.62%     N/A      0.06%          0.68%          0.06%           0.68%
Phoenix-Engemann Nifty Fifty (2, 10)                   0.90%     N/A      1.31%          2.21%          0.15%           1.05%
Phoenix-Engemann Small & Mid-Cap Growth (4, 8, 10)     0.90%     N/A      3.03%          3.93%          0.25%           1.15%
Phoenix-Goodwin Money Market (2, 10)                   0.40%     N/A      0.18%          0.58%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 10)      0.50%     N/A      0.19%          0.69%          0.15%           0.65%
Phoenix-Hollister Value Equity (2, 10)                 0.70%     N/A      0.63%          1.33%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 10)    0.45%     N/A      0.24%          0.69%          0.10%           0.55%
Phoenix-Janus Core Equity (2, 10)                      0.85%     N/A      1.69%          2.54%          0.15%           1.00%
Phoenix-Janus Flexible Income (3, 10)                  0.80%     N/A      1.67%          2.47%          0.20%           1.00%
Phoenix-Janus Growth (2, 10)                           0.85%     N/A      0.39%          1.24%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (4, 8)              0.75%     N/A      0.60%          1.35%          0.20%           0.95%
Phoenix-MFS Investors Trust (4, 8)                     0.75%     N/A      0.79%          1.54%          0.20%           0.95%
Phoenix-MFS Value (4, 8)                               0.75%     N/A      0.45%          1.20%          0.20%           0.95%
Phoenix-Morgan Stanley Focus Equity (2, 9, 10)         0.85%     N/A      2.65%          3.50%          0.15%           1.00%
Phoenix-Oakhurst Balanced (2, 10)                      0.55%     N/A      0.15%          0.70%          0.15%           0.70%
Phoenix-Oakhurst Growth & Income (2, 10)               0.70%     N/A      0.24%          0.94%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2, 10)          0.58%     N/A      0.12%          0.70%          0.12%           0.70%
Phoenix-Sanford Bernstein Global Value (2, 8, 10)      0.90%     N/A      2.29%          3.19%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 10)        1.05%     N/A      1.34%          2.39%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 8, 10)   1.05%     N/A      1.92%          2.97%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 10)                  0.80%     N/A      0.39%          1.19%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 10)                 0.75%     N/A      0.17%          0.92%          0.17%           0.92%
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(1) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .10% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(2) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(3) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses (after giving effect to custodial fee credits) exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(4) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(5) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(6) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(7) Reflects the effect of any reimbursement of expenses by the investment advisor.
(8) Other expenses are based on estimated amounts for the current fiscal year.
(9) Expense information for this series has been restated to reflect current fees.
(10) It is expected that beginning January 1, 2002, the expense caps for these series will be increased by .05% of average net assets.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

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                                                                         OTHER                           OTHER
                                                                        OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                 INVESTMENT   RULE      EXPENSES      FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                 MANAGEMENT   12B-1      BEFORE         BEFORE          AFTER            AFTER
                    SERIES                           FEE     FEES(6)  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT(5)
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AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  0.61%      N/A        0.21%           0.82%          0.21%          0.82%
AIM V.I. Value Fund                                 0.61%      N/A        0.23%           0.84%          0.23%          0.84%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio(9)        0.85%      N/A        0.05%           0.90%          0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund              0.45%      N/A        0.47%           0.92%          0.20%          0.65%
Deutsche VIT Equity 500 Index Fund                  0.20%      N/A        0.11%           0.31%          0.10%          0.30%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II    0.60%      N/A        0.24%           0.84%          0.24%          0.84%
Federated High Income Bond Fund II                  0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                         0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)
VIP Growth Opportunities Portfolio                  0.58%     0.10%       0.11%           0.79%          0.11%          0.79%(7)
VIP Growth Portfolio                                0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       0.60%     0.25%       0.20%           1.05%          0.20%          1.05%
Templeton Growth Securities Fund                    0.81%     0.25%       0.06%           1.12%          0.06%          1.12%
Templeton International Securities Fund             0.67%     0.25%       0.20%           1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%(8)    N/A        0.53%           1.33%          0.53%          1.15%(8)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(2)                             1.00%      N/A        0.68%           1.68%          0.45%          1.45%
Wanger International Small Cap(3)                   1.20%      N/A        0.21%           1.41%          0.21%          1.41%
Wanger Twenty(1)                                    0.95%      N/A        0.60%           1.55%          0.40%          1.35%
Wanger U.S. Small Cap(4)                            0.95%      N/A        0.05%           1.00%          0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series pays a portion or all of its expenses other than the management fee up to .40%.
(2) This series pays a portion or all of its expenses other than the management fee up to .45%.
(3) This series pays a portion or all of its expenses other than the management fee up to .60%.
(4) This series pays a portion or all of its expenses other than the management fee up to 1.00%.
(5) Reflects the effect of any reimbursement of expenses by the investment advisor.
(6) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(7) Actual class operating expenses were lower than those shown in the table because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
(8) The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to .59%.
(9) Included in "Other Expenses" is 0.01% of interest expense.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.

    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.


EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of these time periods, you           the end of one of these time periods
                                                     would pay:                               you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                            1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR   3 YEARS  5 YEARS 10 YEARS
                      ------                            ------   -------  -------  --------      ------   -------  ------- --------

Phoenix-Aberdeen International Series                   $ 85     $ 114    $ 145     $ 253        $ 85     $ 114    $ 118    $ 253
Phoenix-Aberdeen New Asia                                 99       155      213       385          99       155      186      385
Phoenix-AIM Mid-Cap Equity                                91       130      N/A       N/A          91       130      N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                 87       118      N/A       N/A          87       118      N/A      N/A
Phoenix-Deutsche Dow 30                                   91       131      174       310          91       131      147      310
Phoenix-Deutsche Nasdaq-100 Index(R)                      95       142      N/A       N/A          95       142      N/A      N/A
Phoenix-Duff & Phelps Real Estate Securities              88       123      160       283          88       123      133      283
Phoenix-Engemann Capital Growth                           82       103      127       217          82       103      100      217
Phoenix-Engemann Nifty Fifty                              87       119      153       270          87       119      126      270
Phoenix-Engemann Small & Mid-Cap Growth                   97       149      N/A       N/A          97       149      N/A      N/A
Phoenix-Goodwin Money Market                              81       100      122       207          81       100       95      207
Phoenix-Goodwin Multi-Sector Fixed Income                 82       104      128       219          82       104      101      219
Phoenix-Hollister Value Equity                            88       123      160       284          88       123      133      284
Phoenix-J.P. Morgan Research Enhanced Index               82       104      128       219          82       104      101      219
Phoenix-Janus Core Equity                                100       159      219       396         100       159      192      396
Phoenix-Janus Flexible Income                            100       157      216       390         100       157      189      390
Phoenix-Janus Growth                                      87       120      156       275          87       120      129      275
Phoenix-MFS Investors Growth Stock                        89       124      N/A       N/A          89       124      N/A      N/A
Phoenix-MFS Investors Trust                               90       129      N/A       N/A          90       129      N/A      N/A
Phoenix-MFS Value                                         87       119      N/A       N/A          87       119      N/A      N/A
Phoenix-Morgan Stanley Focus Equity                      110       186      263       475         110       186      236      475
Phoenix-Oakhurst Balanced                                 82       104      128       220          82       104      101      220
Phoenix-Oakhurst Growth and Income                        84       111      141       245          84       111      114      245
Phoenix-Oakhurst Strategic Allocation                     82       104      128       220          82       104      101      220
Phoenix-Sanford Bernstein Global Value                   107       177      N/A       N/A         107       177      N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value                   99       154      212       383          99       154      185      383
Phoenix-Sanford Bernstein Small-Cap Value                105       171      N/A       N/A         105       171      N/A      N/A
Phoenix-Seneca Mid-Cap Growth                             87       119      153       270          87       119      126      270
Phoenix-Seneca Strategic Theme                            84       111      140       243          84       111      113      243
AIM V.I. Capital Appreciation Fund                        83       108      135       232          83       108      108      232
AIM V.I. Value Fund                                       83       108      136       234          83       108      109      234



                                                   If you do not surrender or annuitize your
                                                   contract, after each of these time
                                                   periods you will have paid:
                                                   -----------------------------------------
                      SERIES                          1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                          ------   -------  -------  --------

Phoenix-Aberdeen International Series                  $ 22     $ 69     $ 118    $ 253
Phoenix-Aberdeen New Asia                                36      110       186      385
Phoenix-AIM Mid-Cap Equity                               28       85       N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                24       73       N/A      N/A
Phoenix-Deutsche Dow 30                                  28       86       147      310
Phoenix-Deutsche Nasdaq-100 Index(R)                     32       97       N/A      N/A
Phoenix-Duff & Phelps Real Estate Securities             25       78       133      283
Phoenix-Engemann Capital Growth                          19       58       100      217
Phoenix-Engemann Nifty Fifty                             24       74       126      270
Phoenix-Engemann Small & Mid-Cap Growth                  34      104       N/A      N/A
Phoenix-Goodwin Money Market                             18       55        95      207
Phoenix-Goodwin Multi-Sector Fixed Income                19       59       101      219
Phoenix-Hollister Value Equity                           25       78       133      284
Phoenix-J.P. Morgan Research Enhanced Index              19       59       101      219
Phoenix-Janus Core Equity                                37      114       192      396
Phoenix-Janus Flexible Income                            37      112       189      390
Phoenix-Janus Growth                                     24       75       129      275
Phoenix-MFS Investors Growth Stock                       26       79       N/A      N/A
Phoenix-MFS Investors Trust                              27       84       N/A      N/A
Phoenix-MFS Value                                        24       74       N/A      N/A
Phoenix-Morgan Stanley Focus Equity                      47      141       236      475
Phoenix-Oakhurst Balanced                                19       59       101      220
Phoenix-Oakhurst Growth and Income                       21       66       114      245
Phoenix-Oakhurst Strategic Allocation                    19       59       101      220
Phoenix-Sanford Bernstein Global Value                   44      132       N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value                  36      109       185      383
Phoenix-Sanford Bernstein Small-Cap Value                42      126       N/A      N/A
Phoenix-Seneca Mid-Cap Growth                            24       74       126      270
Phoenix-Seneca Strategic Theme                           21       66       113      243
AIM V.I. Capital Appreciation Fund                       20       63       108      232
AIM V.I. Value Fund                                      20       63       109      234

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of these time periods, you           the end of one of these time periods
                                                     would pay:                               you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                            1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR   3 YEARS  5 YEARS 10 YEARS
                      ------                            ------   -------  -------  --------      ------   -------  ------- --------

Alger American Leveraged AllCap Portfolio               $ 84     $ 110    $ 139     $ 241        $ 84     $ 110    $ 112    $ 241
Deutsche VIT EAFE 500 Index Fund                          84       111      140       243          84       111      113      243
Deutsche VIT Equity 500 Index Fund                        78        92      N/A       N/A          78        92      N/A      N/A
Federated Fund for U.S. Government Securities II          83       108      136       234          83       108      109      234
Federated High Income Bond Fund II                        83       106      131       226          83       106      104      226
VIP Contrafund(R) Portfolio                               83       106      131       226          83       106      104      226
VIP Growth Opportunities Portfolio                        83       107      133       229          83       107      106      229
VIP Growth Portfolio                                      83       106      131       226          83       106      104      226
Mutual Shares Securities Fund-- Class 2                   86       115      146       256          86       115      119      256
Templeton Growth Securities Fund-- Class 2                86       117      150       263          86       117      123      263
Templeton International Securities Fund-- Class 2         86       117      150       263          86       117      123      263
Technology Portfolio                                      88       123      160       284          88       123      133      284
Wanger Foreign Forty                                      92       133      178       318          92       133      151      318
Wanger International Small Cap                            89       125      164       292          89       125      137      292
Wanger Twenty                                             91       130      171       306          91       130      144      306
Wanger U.S. Small Cap                                     85       113      144       251          85       113      117      251



                                                        If you do not surrender or annuitize your
                                                        contract, after each of these time
                                                        periods you will have paid:
                                                        -----------------------------------------
                      SERIES                               1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                               ------   -------  -------  --------

Alger American Leveraged AllCap Portfolio                   $ 21     $ 65     $ 112    $ 241
Deutsche VIT EAFE 500 Index Fund                              21       66       113      243
Deutsche VIT Equity 500 Index Fund                            15       47       N/A      N/A
Federated Fund for U.S. Government Securities II              20       63       109      234
Federated High Income Bond Fund II                            20       61       104      226
VIP Contrafund(R) Portfolio                                   20       61       104      226
VIP Growth Opportunities Portfolio                            20       62       106      229
VIP Growth Portfolio                                          20       61       104      226
Mutual Shares Securities Fund-- Class 2                       23       70       119      256
Templeton Growth Securities Fund-- Class 2                    23       72       123      263
Templeton International Securities Fund-- Class 2             23       72       123      263
Technology Portfolio                                          25       78       133      284
Wanger Foreign Forty                                          29       88       151      318
Wanger International Small Cap                                26       80       137      292
Wanger Twenty                                                 28       85       144      306
Wanger U.S. Small Cap                                         22       68       117      251



EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of these time periods, you           the end of one of these time periods
                                                     would pay:                               you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                            1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR   3 YEARS  5 YEARS 10 YEARS
                      ------                            ------   -------  -------  --------      ------   -------  ------- --------

Phoenix-Aberdeen International                         $  87     $ 118    $ 152     $ 268        $ 87     $ 118    $ 125    $ 268
Phoenix-Aberdeen New Asia                                101       159      220       398         101       159      193      398
Phoenix-AIM Mid-Cap Equity                                92       135      N/A       N/A          92       135      N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                 88       123      N/A       N/A          88       123      N/A      N/A
Phoenix-Deutsche Dow 30                                   93       136      181       325          93       136      154      325
Phoenix-Deutsche Nasdaq-100 Index(R)                      96       147      N/A       N/A          96       147      N/A      N/A
Phoenix-Duff & Phelps Real Estate Securities              90       127      167       298          90       127      140      298
Phoenix-Engemann Capital Growth                           83       108      135       233          83       108      108      233
Phoenix-Engemann Nifty Fifty                              88       123      161       285          88       123      134      285
Phoenix-Engemann Small & Mid-Cap Growth                   99       153      N/A       N/A          99       153      N/A      N/A
Phoenix-Goodwin Money Market                              82       105      130       223          82       105      103      223
Phoenix-Goodwin Multi-Sector Fixed Income                 83       108      136       234          83       108      109      234
Phoenix-Hollister Value Equity                            90       127      168       299          90       127      141      299
Phoenix-J.P. Morgan Research Enhanced Index               83       108      136       234          83       108      109      234
Phoenix-Janus Core Equity                                102       163      226       409         102       163      199      409
Phoenix-Janus Flexible Income                            101       161      223       403         101       161      196      403
Phoenix-Janus Growth                                      89       125      163       290          89       125      136      290
Phoenix-MFS Investors Growth Stock                        90       128      N/A       N/A          90       128      N/A      N/A
Phoenix-MFS Investors Trust                               92       134      N/A       N/A          92       134      N/A      N/A
Phoenix-MFS Value                                         89       124      N/A       N/A          89       124      N/A      N/A
Phoenix-Morgan Stanley Focus Equity                      111       190      269       487         111       190      242      487
Phoenix-Oakhurst Balanced                                 84       109      136       235          84       109      109      235
Phoenix-Oakhurst Growth and Income                        86       116      148       260          86       116      121      260



                                                     If you do not surrender or annuitize your
                                                     contract, after each of these time
                                                     periods you will have paid:
                                                     -----------------------------------------
                      SERIES                            1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                            ------   -------  -------  --------

Phoenix-Aberdeen International                          $ 24     $ 73     $ 125    $ 268
Phoenix-Aberdeen New Asia                                 38      114       193      398
Phoenix-AIM Mid-Cap Equity                                29       90       N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                 25       78       N/A      N/A
Phoenix-Deutsche Dow 30                                   30       91       154      325
Phoenix-Deutsche Nasdaq-100 Index(R)                      33      102       N/A      N/A
Phoenix-Duff & Phelps Real Estate Securities              27       82       140      298
Phoenix-Engemann Capital Growth                           20       63       108      233
Phoenix-Engemann Nifty Fifty                              25       78       134      285
Phoenix-Engemann Small & Mid-Cap Growth                   36      108       N/A      N/A
Phoenix-Goodwin Money Market                              19       60       103      223
Phoenix-Goodwin Multi-Sector Fixed Income                 20       63       109      234
Phoenix-Hollister Value Equity                            27       82       141      299
Phoenix-J.P. Morgan Research Enhanced Index               20       63       109      234
Phoenix-Janus Core Equity                                 39      118       199      409
Phoenix-Janus Flexible Income                             38      116       196      403
Phoenix-Janus Growth                                      26       80       136      290
Phoenix-MFS Investors Growth Stock                        27       83       N/A      N/A
Phoenix-MFS Investors Trust                               29       89       N/A      N/A
Phoenix-MFS Value                                         26       79       N/A      N/A
Phoenix-Morgan Stanley Focus Equity                       48      145       242      487
Phoenix-Oakhurst Balanced                                 21       64       109      235
Phoenix-Oakhurst Growth and Income                        23       71       121      260


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of these time periods, you           the end of one of these time periods
                                                     would pay:                               you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                            1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR   3 YEARS  5 YEARS 10 YEARS
                      ------                            ------   -------  -------  --------      ------   -------  ------- --------

Phoenix-Oakhurst Strategic Allocation                  $  84     $ 109    $ 136     $ 235        $ 84     $ 109    $ 109    $ 235
Phoenix-Sanford Bernstein Global Value                   108       181      N/A       N/A         108       181      N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value                  100       159      219       396         100       159      192      396
Phoenix-Sanford Bernstein Small-Cap Value                106       175      N/A       N/A         106       175      N/A      N/A
Phoenix-Seneca Mid-Cap Growth                             88       123      161       285          88       123      134      285
Phoenix-Seneca Strategic Theme                            86       115      147       258          86       115      120      258
AIM V.I. Capital Appreciation Fund                        85       112      142       248          85       112      115      248
AIM V.I. Value Fund                                       85       113      143       250          85       113      116      250
Alger American Leveraged AllCap Portfolio                 86       115      146       256          86       115      119      256
Deutsche VIT EAFE(R) Equity Index Fund                    86       115      147       258          86       115      120      258
Deutsche VIT Equity 500 Index Fund                        80        97      N/A       N/A          80        97      N/A      N/A
Federated Fund for U.S. Government Securities II          85       113      143       250          85       113      116      250
Federated High Income Bond Fund II                        84       110      139       242          84       110      112      242
VIP Contrafund(R) Portfolio                               84       110      139       242          84       110      112      242
VIP Growth Opportunities Portfolio                        84       111      141       245          84       111      114      245
VIP Growth Portfolio                                      84       110      139       242          84       110      112      242
Mutual Shares Securities Fund-- Class 2                   87       119      154       271          87       119      127      271
Templeton Growth Securities Fund-- Class 2                88       121      157       278          88       121      130      278
Templeton International Securities Fund-- Class 2         88       121      157       278          88       121      130      278
Technology Portfolio                                      90       127      168       299          90       127      141      299
Wanger Foreign Forty                                      93       138      185       332          93       138      158      332
Wanger International Small Cap                            91       130      172       307          91       130      145      307
Wanger Twenty                                             92       134      179       320          92       134      152      320
Wanger U.S. Small Cap                                     87       118      151       266          87       118      124      266



                                                       If you do not surrender or annuitize your
                                                       contract, after each of these time
                                                       periods you will have paid:
                                                       -----------------------------------------
                      SERIES                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                              ------   -------  -------  --------

Phoenix-Oakhurst Strategic Allocation                     $ 21     $ 64     $ 109    $ 235
Phoenix-Sanford Bernstein Global Value                      45      136       N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value                     37      114       192      396
Phoenix-Sanford Bernstein Small-Cap Value                   43      130       N/A      N/A
Phoenix-Seneca Mid-Cap Growth                               25       78       134      285
Phoenix-Seneca Strategic Theme                              23       70       120      258
AIM V.I. Capital Appreciation Fund                          22       67       115      248
AIM V.I. Value Fund                                         22       68       116      250
Alger American Leveraged AllCap Portfolio                   23       70       119      256
Deutsche VIT EAFE(R) Equity Index Fund                      23       70       120      258
Deutsche VIT Equity 500 Index Fund                          17       52       N/A      N/A
Federated Fund for U.S. Government Securities II            22       68       116      250
Federated High Income Bond Fund II                          21       65       112      242
VIP Contrafund(R) Portfolio                                 21       65       112      242
VIP Growth Opportunities Portfolio                          21       66       114      245
VIP Growth Portfolio                                        21       65       112      242
Mutual Shares Securities Fund-- Class 2                     24       74       127      271
Templeton Growth Securities Fund-- Class 2                  25       76       130      278
Templeton International Securities Fund-- Class 2           25       76       130      278
Technology Portfolio                                        27       82       141      299
Wanger Foreign Forty                                        30       93       158      332
Wanger International Small Cap                              28       85       145      307
Wanger Twenty                                               29       89       152      320
Wanger U.S. Small Cap                                       24       73       124      266



EXAMPLES FOR DEATH BENEFIT OPTION 3 CONTRACTS:

                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of these time periods, you           the end of one of these time periods
                                                     would pay:                               you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                            1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR   3 YEARS  5 YEARS 10 YEARS
                      ------                            ------   -------  -------  --------      ------   -------  ------- --------

Phoenix-Aberdeen International                          $ 88     $ 123    $ 160     $ 283        $ 88     $ 123     $133     $283
Phoenix-Aberdeen New Asia                                102       164      227       411         102       164      200      411
Phoenix-AIM Mid-Cap Equity                                94       139      N/A       N/A          94       139      N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                 90       127      N/A       N/A          90       127      N/A      N/A
Phoenix-Deutsche Dow 30                                   94       140      188       339          94       140      161      339
Phoenix-Deutsche Nasdaq-100 Index(R)                      98       151      N/A       N/A          98       151      N/A      N/A
Phoenix-Duff & Phelps Real Estate Securities              91       132      175       312          91       132      148      312
Phoenix-Engemann Capital Growth                           85       112      143       249          85       112      116      249
Phoenix-Engemann Nifty Fifty                              90       128      168       300          90       128      141      300
Phoenix-Engemann Small & Mid-Cap Growth                  100       158      N/A       N/A         100       158      N/A      N/A
Phoenix-Goodwin Money Market                              84       109      138       238          84       109      111      238
Phoenix-Goodwin Multi-Sector Fixed Income                 85       113      143       250          85       113      116      250
Phoenix-Hollister Value Equity                            91       132      175       313          91       132      148      313
Phoenix-J.P. Morgan Research Enhanced Index               85       113      143       250          85       113      116      250
Phoenix-Janus Core Equity                                103       167      233       422         103       167      206      422



                                                    If you do not surrender or annuitize your
                                                    contract, after each of these time
                                                    periods you will have paid:
                                                    -----------------------------------------
                      SERIES                           1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                           ------   -------  -------  --------

Phoenix-Aberdeen International                         $ 25     $ 78     $ 133    $ 283
Phoenix-Aberdeen New Asia                                39      119       200      411
Phoenix-AIM Mid-Cap Equity                               31       94       N/A      N/A
Phoenix-Alliance/Bernstein Growth + Value                27       82       N/A      N/A
Phoenix-Deutsche Dow 30                                  31       95       161      339
Phoenix-Deutsche Nasdaq-100 Index(R)                     35      106       N/A      N/A
Phoenix-Duff & Phelps Real Estate Securities             28       87       148      312
Phoenix-Engemann Capital Growth                          22       67       116      249
Phoenix-Engemann Nifty Fifty                             27       83       141      300
Phoenix-Engemann Small & Mid-Cap Growth                  37      113       N/A      N/A
Phoenix-Goodwin Money Market                             21       64       111      238
Phoenix-Goodwin Multi-Sector Fixed Income                22       68       116      250
Phoenix-Hollister Value Equity                           28       87       148      313
Phoenix-J.P. Morgan Research Enhanced Index              22       68       116      250
Phoenix-Janus Core Equity                                40      122       206      422


                                                     If you surrender your contract at the    If you annuitize your contract at
                                                     end of these time periods, you           the end of one of these time periods
                                                     would pay:                               you would pay:
                                                     ---------------------------------------  --------------------------------------
                      SERIES                            1 YEAR   3 YEARS  5 YEARS  10 YEARS      1 YEAR   3 YEARS  5 YEARS 10 YEARS
                      ------                            ------   -------  -------  --------      ------   -------  ------- --------

Phoenix-Janus Flexible Income                          $ 103     $ 165    $ 230     $ 416       $ 103     $ 165    $ 203    $ 416
Phoenix-Janus Growth                                      90       129      171       305          90       129      144      305
Phoenix-MFS Investors Growth Stock                        92       133      N/A       N/A          92       133      N/A      N/A
Phoenix-MFS Investors Trust                               93       138      N/A       N/A          93       138      N/A      N/A
Phoenix-MFS Value                                         90       128      N/A       N/A          90       128      N/A      N/A
Phoenix-Morgan Stanley Focus Equity                      113       194      276       498         113       194      249      498
Phoenix-Oakhurst Balanced                                 85       113      144       251          85       113      117      251
Phoenix-Oakhurst Growth and Income                        87       120      156       275          87       120      129      275
Phoenix-Oakhurst Strategic Allocation                     85       113      144       251          85       113      117      251
Phoenix-Sanford Bernstein Global Value                   110       186      N/A       N/A         110       186      N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value                  102       163      226       409         102       163      199      409
Phoenix-Sanford Bernstein Small-Cap Value                108       179      N/A       N/A         108       179      N/A      N/A
Phoenix-Seneca Mid-Cap Growth                             90       128      168       300          90       128      141      300
Phoenix-Seneca Strategic Theme                            87       120      155       273          87       120      128      273
AIM V.I. Capital Appreciation Fund                        86       117      150       263          86       117      123      263
AIM V.I. Value Fund                                       86       117      151       265          86       117      124      265
Alger American Leveraged AllCap Portfolio                 87       119      154       271          87       119      127      271
Deutsche VIT EAFE(R) Equity Index Fund                    87       120      155       273          87       120      128      273
Deutsche VIT Equity 500 Index Fund                        81       101      N/A       N/A          81       101      N/A      N/A
Federated Fund for U.S. Government Securities II          86       117      151       265          86       117      124      265
Federated High Income Bond Fund II                        86       115      147       257          86       115      120      257
VIP Contrafund(R) Portfolio                               86       115      147       257          86       115      120      257
VIP Growth Opportunities Portfolio                        86       116      148       260          86       116      121      260
VIP Growth Portfolio                                      86       115      147       257          86       115      120      257
Mutual Shares Securities Fund-- Class 2                   89       124      161       286          89       124      134      286
Templeton Growth Securities Fund-- Class 2                89       126      165       293          89       126      138      293
Templeton International Securities Fund-- Class 2         89       126      165       293          89       126      138      293
Technology Portfolio                                      91       132      175       313          91       132      148      313
Wanger Foreign Forty                                      95       142      192       346          95       142      165      346
Wanger International Small Cap                            92       134      179       321          92       134      152      321
Wanger Twenty                                             94       138      186       334          94       138      159      334
Wanger U.S. Small Cap                                     88       122      159       281          88       122      132      281



                                                       If you do not surrender or annuitize your
                                                       contract, after each of these time
                                                       periods you will have paid:
                                                       -----------------------------------------
                      SERIES                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
                      ------                              ------   -------  -------  --------

Phoenix-Janus Flexible Income                             $ 40    $ 120     $ 203    $ 416
Phoenix-Janus Growth                                        27       84       144      305
Phoenix-MFS Investors Growth Stock                          29       88       N/A      N/A
Phoenix-MFS Investors Trust                                 30       93       N/A      N/A
Phoenix-MFS Value                                           27       83       N/A      N/A
Phoenix-Morgan Stanley Focus Equity                         50      149       249      498
Phoenix-Oakhurst Balanced                                   22       68       117      251
Phoenix-Oakhurst Growth and Income                          24       75       129      275
Phoenix-Oakhurst Strategic Allocation                       22       68       117      251
Phoenix-Sanford Bernstein Global Value                      47      141       N/A      N/A
Phoenix-Sanford Bernstein Mid-Cap Value                     39      118       199      409
Phoenix-Sanford Bernstein Small-Cap Value                   45      134       N/A      N/A
Phoenix-Seneca Mid-Cap Growth                               27       83       141      300
Phoenix-Seneca Strategic Theme                              24       75       128      273
AIM V.I. Capital Appreciation Fund                          23       72       123      263
AIM V.I. Value Fund                                         23       72       124      265
Alger American Leveraged AllCap Portfolio                   24       74       127      271
Deutsche VIT EAFE(R) Equity Index Fund                      24       75       128      273
Deutsche VIT Equity 500 Index Fund                          18       56       N/A      N/A
Federated Fund for U.S. Government Securities II            23       72       124      265
Federated High Income Bond Fund II                          23       70       120      257
VIP Contrafund(R) Portfolio                                 23       70       120      257
VIP Growth Opportunities Portfolio                          23       71       121      260
VIP Growth Portfolio                                        23       70       120      257
Mutual Shares Securities Fund-- Class 2                     26       79       134      286
Templeton Growth Securities Fund-- Class 2                  26       81       138      293
Templeton International Securities Fund-- Class 2           26       81       138      293
Technology Portfolio                                        28       87       148      313
Wanger Foreign Forty                                        32       97       165      346
Wanger International Small Cap                              29       89       152      321
Wanger Twenty                                               31       93       159      334
Wanger U.S. Small Cap                                       25       77       132      281


CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.


    Please refer to the "Glossary of Special Terms" in Appendix B.


OVERVIEW


    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT

[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

[diamond] Transfers between the subaccounts and from the subaccounts into the GIA and MVA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.


[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."


[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] No deductions are made from premium payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.


[diamond] If we impose a surrender charge, it is deducted from amounts withdrawn.


[diamond] No surrender charges are taken upon the death of the owner before the maturity date.

[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount,
based on the date the premium payments are deposited:

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Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium        0    1    2    3    4    5   6    7+
Payment Years

--------------------------------------------------------------

[diamond] Administrative Charge--maximum of $35 each year.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--0.125% annually. For more information, see "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contract value upon annuitization.

          o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Premium Tax."

    For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.


    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. The subaccounts of this contract commenced operations as of the date of this prospectus; therefore, financial highlight information is not yet available. More information is contained in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 year and 5 years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
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    We are PHL Variable Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive office is located at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more information, see "GIA."


INVESTMENTS OF THE ACCOUNT
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PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is to seek long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The investment objective of this series is to seek long-term capital growth.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return by investing in a diversified portfolio mixture of high yield (high risk) and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.

    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to seek high total return over an extended period of time consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The investment objective of the series is to seek long-term capital growth through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The investment objective of the series is to seek long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation. Distribution of investment income, such as dividends and interest, is incidental in the selection of investments.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term capital appreciation through investing in securities of companies benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

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PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
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Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

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PIC SUBADVISORS
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Aberdeen Fund Managers, Inc. ("Aberdeen")
o    Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
o    Phoenix-Engemann Capital Growth
o    Phoenix-Engemann Nifty Fifty
o    Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
o    Phoenix-Seneca Mid-Cap Growth
o    Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

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PHOENIX VARIABLE ADVISORS, INC. ("PVA")
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Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100 Index(R)
Phoenix-J.P. Morgan Research Enhanced Index
Phoenix-Janus Core Equity
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

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PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o    Phoenix-AIM Mid-Cap Equity
Alliance Capital Management, L.P. ("Alliance")
o    Phoenix-Alliance/Bernstein Growth + Value
o    Phoenix-Sanford Bernstein Global Value
o    Phoenix-Sanford Bernstein Mid-Cap Value
o    Phoenix-Sanford Bernstein Small-Cap Value
Deutsche Asset Management ("Deutsche")
o    Phoenix-Deutsche Dow 30
o    Phoenix-Deutsche Nasdaq-100 Index(R)
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
o    Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation ("Janus")
o    Phoenix-Janus Core Equity
o    Phoenix-Janus Flexible Income
o    Phoenix-Janus Growth
MFS Investment Management ("MFS")
o    Phoenix-MFS Investors Growth Stock
o    Phoenix-MFS Investors Trust o Phoenix-MFS Value
Morgan Stanley Asset Management ("Morgan Stanley")
o    Phoenix-Morgan Stanley Focus Equity
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DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
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Phoenix-Duff & Phelps Real Estate Securities
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PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
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Phoenix-Aberdeen New Asia
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PAIA SUBADVISORS
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PIC
Aberdeen
o    Phoenix-Aberdeen New Asia
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    Based on subadvisory agreements with the fund, PIC, PVA and PAIA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

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OTHER ADVISORS
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AIM Advisors, Inc.
o    AIM V.I. Capital Appreciation Fund
o    AIM V.I. Value Fund
Fred Alger Management, Inc.
o    Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o    Deutsche VIT EAFE(R) Equity Index Fund
o    Deutsche VIT Equity 500 Index Fund
Federated Investment Management Company
o    Federated Fund for U.S. Government Securities II
o    Federated High Income Bond Fund II
Fidelity Management and Research Company
o    VIP Contrafund(R) Portfolio
o    VIP Growth Opportunities Portfolio
o    VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o    Mutual Shares Securities Fund
Morgan Stanley Asset Management
o    Technology Portfolio
Templeton Global Advisors Limited
o    Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o    Templeton International Securities Fund
Wanger Asset Management, L.P.
o    Wanger Foreign Forty
o    Wanger International Small Cap
o    Wanger Twenty
o    Wanger U.S. Small Cap
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SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
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    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


MVA
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    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial premium payments of:


[diamond] Nonqualified plans--$5,000


[diamond] Bank draft program--$50
          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000


    We require minimum subsequent premium payments of $100.


    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)  the make-up and size of the prospective group;
(2)  the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
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DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix A."

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.


    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

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Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium        0    1    2    3    4    5   6    7+
Payment Years

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    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  ------------------------------------------------------------
     DEATH BENEFIT       DEATH BENEFIT      DEATH BENEFIT
   OPTION 1 - RETURN   OPTION 2 - ANNUAL  OPTION 3 - RELIEF
       OF PREMIUM           STEP-UP             AMOUNT
  ------------------------------------------------------------

         .975%              1.125%              1.275%

  ------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.


    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.


    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA or MVA.)

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
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    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at VPMO if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by VPMO, your premium payment will be applied within two days. If VPMO does not accept the application or order form within five business days of receipt by VPMO, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at VPMO. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at VPMO. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and 1 transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to VPMO. This program is not available on or after the maturity date.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    Requests for partial withdrawals or full surrenders should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below);
                 or
              b) the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greater of:
              a) the sum of all premium payments, less adjusted partial
                 withdrawals (as defined below); or
              b) the contract value on the claim date; or
              c) the annual step-up amount (as defined below).

          Upon the death of the owner who has attained age 80, the death benefit is the greater of:

              a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
              b) the contract value on the claim date.

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond] DEATH BENEFIT OPTION 3--RELIEF AMOUNT
    The availability of this option is subject to state approval.

    This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76.

    Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above);
                 or
              b) the contract value on the claim date plus 40% of the relief amount (as defined below).

    Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above);
                 or
              b) the contract value on the claim date plus 25% of the relief amount (as defined below).

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

    ACCUMULATION ENHANCEMENT
    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:
    o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and
    o the 120 days must occur prior to age 91.

    The enhancement provides:

    o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

    o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
    o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;
    o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
    o this benefit is separate from the relief amount that is calculated at death.

    The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

    Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

    o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

      1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

      2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

      3) the sum of monthly benefits (as defined below) credited to the contract value.

    o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

      1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

      2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

      3) the sum of monthly benefits (as defined below) credited to the contract value.

    Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

    Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.


    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any premium tax due. For more information, see "Premium Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD

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    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.


    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.


    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. the sum of the annuity units released from the subaccount to make the payments under this option.

You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the rights to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. Those portions designated for the GIA and MVA will be allocated to those accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than 1 owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit options under the contract. One or more of the options available may, in some cases, exceed the greater of the purchase price or the contract value. The IRS may take the position with respect to these death benefit options that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract or any amendments, riders or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of premium payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the primary annuitant, which is not the contract owner, dies before the maturity date the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the

IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Performance History
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Separate Account Financial Statements
    Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A

DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------



                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                        --------        -------------        ------------       ---------
California ..........................................                             X                   2.35%             0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00              1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico..........................                             X                   1.00%             1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."


----------------------------
(1)"Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or maturity date.

APPENDIX B

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.


LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.


MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond] Nonqualified plans--$10,000     [diamond] Bank draft program--$50
[diamond] Qualified plans--$2,000


MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.


NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

VPMO: The Variable Products Mail Operations division that receives and processes incoming mail for the Annuity Operations Division.

                                     PART B

              Versions A and B are not being amended in this filing

                             PHOENIX SPECTRUM EDGE(SM)
                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                                PO Box 8027
                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                                November 16, 2001

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated November 16, 2001. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----

Underwriter.........................................................     2

Performance History.................................................     2


Calculation of Yield and Return.....................................     9

Calculation of Annuity Payments ....................................    10

Experts ............................................................    11


Separate Account Financial Statements...............................  SA-1

Company Financial Statements........................................   F-1

UNDERWRITER
--------------------------------------------------------------------------------

    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. Because the contract was not available until November 16, 2001, no contracts were sold during fiscal years 1998, 1999 and 2000; therefore PEPCO was not paid for sales of these contracts and retained $0.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for 1 of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
-----------------------------------------------------------------------------------------------------------------
                       SUBACCOUNT                          INCEPTION    1 YEAR  5 YEARS 10 YEARS      SINCE
                                                             DATE                                   INCEPTION
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                    12/07/94     -21.34% 11.60%               10.72%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                         09/17/96     -21.49%                      -6.14%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                        10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series         10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                           12/20/99     -11.75%                      -8.59%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series              08/15/00                                 -41.03%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series      05/01/95      23.85% 10.34%               12.23%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                   12/07/94     -23.19% 12.02%               14.70%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                      03/02/98     -23.50%                       9.09%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series           08/15/00                                 -20.86%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                      12/07/94      -0.64%  3.67%                4.04%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series         12/07/94      -0.20%  4.53%                7.35%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                    03/02/98      25.23%                      21.08%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series       07/14/97     -17.28%                       9.62%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Core Equity Series                         12/20/99     -12.28%                      -8.21%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                     12/20/99      -0.25%                      -0.17%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                              12/20/99     -17.00%                     -12.96%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                       10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                 10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series               12/20/99     -18.86%                     -14.52%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                         12/07/94      -6.06% 10.17%               12.20%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                  03/02/98     -12.73%                       7.61%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series             12/07/94      -6.00% 10.67%               11.90%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series            11/20/00                                  -2.07%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series           03/02/98      10.11%                      -5.16%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series         11/20/00                                   0.02%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                     03/02/98       6.99%                      25.65%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                    01/29/96     -17.28%                      19.51%
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                       03/30/01
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                      03/30/01
-----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                06/05/00                                 -28.46%
-----------------------------------------------------------------------------------------------------------------
  Deutsche VIT EAFE(R) Equity Index Fund                   07/15/99     -22.13%                      -5.72%
-----------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                       10/29/01
-----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II         07/15/99       4.26%                       2.66%
-----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                       07/15/99     -14.99%                     -11.65%
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                              06/05/00                                 -12.50%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                       06/05/00                                 -20.15%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                     06/05/00                                 -19.87%
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund-- Class 2                  11/02/98                                   3.72%
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund-- Class 2               05/01/97                                  -1.51%
-----------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund-- Class 2        05/01/97      -8.76%                       8.38%
-----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                     12/20/99     -28.62%                     -22.55%
-----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                     02/01/99      -8.02%                      32.70%
-----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                           05/01/95     -32.61% 18.28%               22.13%
-----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                            02/01/99       2.75%                      18.57%
-----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                    05/01/95     -14.18% 17.27%               18.15%
-----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 year and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
----------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                       INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS     SINCE
                                                                                                   INCEPTION
----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                  12/07/94    -21.46%    11.43%               10.55%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                       09/17/96    -21.61%                         -6.28%
----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                      10/29/01
----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series       10/29/01
----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                         12/20/99    -11.88%                         -8.73%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series            08/15/00                                   -41.06%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series    05/01/95     23.66%    10.18%               12.06%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                 12/07/94    -23.30%    11.85%               14.53%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                    03/02/98    -23.61%                          8.92%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series         08/15/00                                   -20.90%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                    12/07/94     -0.79%     3.51%                3.88%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series       12/07/94     -0.36%     4.37%                7.18%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                  03/02/98     25.04%                         20.90%
----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series     07/14/97    -17.40%                          9.46%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Core Equity Series                       12/20/99    -12.42%                         -8.35%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                   12/20/99     -0.40%                         -0.33%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                            12/20/99    -17.12%                        -13.09%
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series              10/29/01
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                     10/29/01
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                               10/29/01
----------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series             12/20/99    -18.98%                        -14.65%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                       12/07/94     -6.20%    10.00%               12.03%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                03/02/98    -12.86%                          7.44%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series           12/07/94     -6.14%    10.50%               11.73%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series          11/20/00                                    -2.09%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series         03/02/98      9.94%                         -5.31%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series       11/20/00                                     0.00%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                   03/02/98      6.82%                         25.45%
----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                  01/29/96    -17.40%                         19.33%
----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                     03/30/01
----------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                    03/30/01
----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio              06/05/00                                   -28.52%
----------------------------------------------------------------------------------------------------------------
  Deutsche VIT EAFE(R) Equity Index Fund                 07/15/99    -22.25%                         -5.86%
----------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                     10/29/01
----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II       07/15/99      4.09%                          2.50%
----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                     07/15/99    -15.12%                        -11.78%
----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                            06/05/00                                   -12.58%
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                     06/05/00                                   -20.22%
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                   06/05/00                                   -19.94%
----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund-- Class 2                11/02/98                                     3.61%
----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund-- Class 2             05/01/97                                    -1.62%
----------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund-- Class 2      05/01/97     -8.90%                          8.22%
----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                   12/20/99    -28.73%                        -22.67%
----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                   02/01/99     -8.16%                         32.49%
----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                         05/01/95    -32.71%    18.10%               21.95%
----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                          02/01/99      2.58%                         18.39%
----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                  05/01/95    -14.31%    17.09%               17.98%
----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 year and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
-----------------------------------------------------------------------------------------------------------------
                       SUBACCOUNT                          INCEPTION    1 YEAR  5 YEARS 10 YEARS      SINCE
                                                             DATE                                   INCEPTION
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                    12/07/94    -21.58%  11.26%                10.39%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                         09/17/96    -21.72%                        -6.42%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                        10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series         10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                           12/20/99    -12.01%                        -8.86%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series              08/15/00                                  -41.09%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series      05/01/95     23.47%  10.01%                11.89%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                   12/07/94    -23.42%  11.68%                14.36%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                      03/02/98    -23.73%                         8.75%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series           08/15/00                                  -20.95%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                      12/07/94     -0.95%   3.35%                 3.72%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series         12/07/94     -0.51%   4.21%                 7.02%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                    03/02/98     24.84%                        20.71%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series       07/14/97    -17.53%                         9.29%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Core Equity Series                         12/20/99    -12.55%                        -8.48%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                     12/20/99     -0.56%                        -0.49%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                              12/20/99    -17.25%                       -13.22%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                       10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                 10/29/01
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series               12/20/99    -19.10%                       -14.77%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                         12/07/94     -6.34%   9.83%                11.87%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                  03/02/98    -12.99%                         7.28%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series             12/07/94     -6.28%  10.33%                11.56%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series            11/20/00                                   -2.10%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series           03/02/98      9.77%                        -5.45%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series         11/20/00                                   -0.01%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                     03/02/98      6.66%                        25.26%
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                    01/29/96    -17.53%                        19.14%
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                       03/30/01
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                      03/30/01
-----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                06/05/00                                  -28.58%
-----------------------------------------------------------------------------------------------------------------
  Deutsche VIT EAFE(R) Equity Index Fund                   07/15/99    -22.36%                        -6.01%
-----------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                       10/29/01
-----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II         07/15/99      3.93%                         2.34%
-----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                       07/15/99    -15.24%                       -11.92%
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                              06/05/00                                  -12.65%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                       06/05/00                                  -20.29%
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                     06/05/00                                  -20.01%
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund-- Class 2                  11/02/98                                    3.50%
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund-- Class 2               05/01/97                                   -1.72%
-----------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund-- Class 2        05/01/97     -9.03%                         8.05%
-----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                     12/20/99    -28.84%                       -22.78%
-----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                     02/01/99     -8.29%                        32.29%
-----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                           05/01/95    -32.81%  17.92%                21.77%
-----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                            02/01/99      2.42%                        18.21%
-----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                    05/01/95    -14.44%  16.92%                17.80%
-----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 year and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

          ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

 ---------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                    1991    1992    1993    1994    1995    1996     1997    1998     1999    2000
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series           18.42%-13.78%   36.96%  -1.04%   8.40%  17.36%  10.83%   26.54%  28.10%   -16.74%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                               -33.14%   -5.50%  49.35%   -16.89%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth + Value
 Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                                                                                             -6.59%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche NASDAQ-100 Index(R) Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                                                                  31.66%  20.73%  -22.07%   3.64%    29.37%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series          41.21%  9.09%   18.41%   0.36%  29.47%  11.35%  19.77%   28.60%  28.27%   -18.69%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                                                                              30.73%   -19.01%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series              4.83%  2.45%    1.75%   2.71%   4.55%   3.88%   4.04%    3.95%   3.68%     4.88%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                          18.29%  8.88%   14.65%  -6.50%  22.20%  11.19%   9.88%   -5.20%   4.30%     5.32%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                            22.98%    30.75%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index
 Series                                                                                                   30.25%  17.53%   -12.44%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Core Equity Series                                                                                           -7.16%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                                        5.27%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                               -12.14%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                                                                                -14.11%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                                 7.43%  -3.90%  22.01%   9.35%  16.66%   17.72%  10.36%    -0.58%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                          15.74%    -7.63%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series    27.92%  9.45%    9.80% -2.52%  16.95%    7.86%  19.43%   19.48%  10.05%    -0.51%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                  -11.27%    15.63%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small Cap Value
 Series
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                             44.06%    12.51%
 ---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                           15.90%   43.13%  53.32%   -12.44%
 ---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                       1.38%  34.21%  16.28%  12.26%   18.00%  43.03%   -11.88%
 ---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                                                      2.90%  34.76%  13.75%  22.34%   30.96%  28.48%   -15.58%
 ---------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                               10.80%  18.37%   56.11%  76.12%   -25.66%
 ---------------------------------------------------------------------------------------------------------------------------------
 Deutsche VIT EAFE(R) Equity Index Fund                                                                   20.28%  26.24%   -17.57%
 ---------------------------------------------------------------------------------------------------------------------------------
 Deutsche VIT Equity 500 Index Fund                                                                       27.31%  19.07%   -10.23%
 ---------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities
 II                                                                               7.58%   3.05%   7.39%    6.48%  -1.68%     9.77%
 ---------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                              19.07%  13.05%  12.59%    1.57%   1.20%   -10.02%
 ---------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                               28.52%  22.79%    -7.73%
 ---------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                                       23.14%   3.04%   -18.09%
 ---------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                                     37.85%  35.79%   -12.04%
 ---------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund-- Class 2                                                         18.03%    0.31%  14.15%    13.04%
 ---------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund-- Class 2                                      11.21%  19.65%  11.98%    7.51%  19.52%     0.37%
 ---------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund--
 Class 2                                                         45.41%  -3.56%  14.22%  22.40%  12.42%    7.85%  21.90%    -3.44%
 ---------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                                      -24.43%
 ---------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                                       -2.65%
 ---------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                          30.59%  -2.54%   15.07% 124.05%   -28.65%
 ---------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                               8.26%
 ---------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                                                   45.02%  28.02%    7.50%  23.71%    -9.17%
 ---------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

         ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

--------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                   1991     1992    1993    1994    1995     1996    1997    1998     1999    2000
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series        18.25% -13.91%   36.75%  -1.19%   8.24%  17.18%   10.66%  26.35%  27.91%  -16.86%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                              -33.24%  -5.64%  49.12%  -17.01%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value
  Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                          -6.73%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate
  Securities Series                                                                     31.46%   20.55% -22.19%   3.48%   29.18%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series       41.00%   8.93%   18.23%   0.21%  29.27%  11.18%   19.59%  28.41%  28.08%  -18.81%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                                                            30.53%  -19.14%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth
  Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series           4.67%   2.29%    1.60%   2.56%   4.39%   3.72%    3.88%   3.79%   3.52%    4.72%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                       18.11%   8.72%   14.48%  -6.64%  22.02%  11.02%    9.71%  -5.34%   4.15%    5.16%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                          22.79%   30.55%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced
  Index Series                                                                                           30.05%  17.36%  -12.57%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Core Equity Series                                                                                        -7.30%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                     5.11%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                            -12.28%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                                                                             -14.24%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                               7.27%  -4.05%  21.83%   9.19%   16.48%  17.54%  10.19%   -0.73%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                        15.56%   -7.77%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation
  Series                                       27.73%   9.28%    9.64%  -2.66%  16.78%   7.70%   19.25%  19.30%   9.88%   -0.66%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value
  Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value
  Series                                                                                                        -11.40%   15.46%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value
  Series
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                           43.84%   12.34%
--------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                          15.73%  42.91%  53.09%  -12.57%
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                     1.23%  34.01%  16.11%   12.10%  17.82%  42.82%  -12.01%
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                                    2.75%  34.56%  13.58%   22.15%  30.76%  28.29%  -15.71%
--------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                             10.63%   18.19%  55.87%  75.85%  -25.78%
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT EAFE(R) Equity Index Fund                                                                 20.09%  26.05%  -17.69%
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                                                     27.12%  18.89%  -10.36%
--------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government
  Securities II                                                                  7.42%   2.90%    7.23%   6.32%  -1.83%    9.61%
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                            18.89%  12.88%   12.42%   1.42%   1.05%  -10.15%
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                             28.33%  22.61%   -7.87%
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                     22.96%   2.89%  -18.21%
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                   37.65%  35.58%  -12.17%
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund-- Class 2                                                        17.85%   0.16%  13.98%   12.87%
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund-- Class 2                                    11.05%  19.46%   11.81%   7.35%  19.34%    0.22%
--------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--                     45.19%  -3.71%  14.05%  22.21%   12.25%   7.69%  21.72%   -3.58%
  Class 2
--------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                                   -24.54%
--------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                    -2.80%
--------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                        30.39%   -2.69%  14.89% 123.71%  -28.75%
--------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                            8.10%
--------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                                                 44.80%   27.83%   7.34%  23.53%   -9.30%
--------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

         ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3

----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                     1991    1992    1993   1994    1995    1996   1997     1998    1999     2000
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series             18.07% -14.04%  36.55% -1.34%   8.08%  17.01% 10.49%  26.16%   27.72% -16.98%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                               -33.35%  -5.78%   48.90% -17.14%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value
  Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                           -6.87%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                                   31.26% 20.37% -22.31%    3.33%  28.98%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series            40.79%   8.76%  18.05%  0.06%  29.08%  11.02% 19.41%  28.21%   27.89% -18.93%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                                                              30.34% -19.26%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                4.51%   2.14%   1.45%  2.40%   4.24%   3.56%  3.73%   3.64%    3.37%   4.57%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                            17.94%   8.55%  14.31% -6.78%  21.83%  10.85%  9.55%  -5.48%    3.99%   5.00%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                            22.61%  30.36%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                                  29.86%   17.18% -12.70%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Core Equity Series                                                                                         -7.44%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                      4.96%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                             -12.41%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                                                                              -14.37%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                                   7.11% -4.19%  21.64%   9.02% 16.31%  17.37%   10.03%  -0.88%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                          15.39%  -7.91%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series      27.54%   9.12%   9.47% -2.81%  16.60%   7.53% 19.07%  19.12%    9.72%  -0.81%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                  -11.54%  15.29%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value
  Series
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                             43.63%  12.17%
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                           15.56%  42.70%   52.86% -12.70%
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                        1.08%  33.81%  15.93%  11.93% 17.65%   42.61% -12.15%
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                                       2.59%  34.36%  13.41% 21.97%  30.57%   28.09% -15.83%
----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                                10.47% 18.02%  55.64%   75.59% -25.89%
----------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT EAFE(R) Equity Index Fund                                                                  19.91%   25.86% -17.81%
----------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                                                      26.92%   18.71% -10.49%
----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities
  II                                                                                7.26%   2.74%  7.07%   6.16%   -1.98%   9.45%
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                               18.71%  12.71% 12.25%   1.27%    0.89% -10.29%
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                             28.13%   22.42%  -8.01%
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                      22.78%    2.73% -18.33%
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                    37.44%   35.38% -12.30%
----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund-- Class 2                                                         17.67%   0.01%   13.81%  12.70%
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund-- Class 2                                       10.88%  19.28% 11.64%   7.19%   19.16%   0.07%
----------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--
  Class 2                                                           44.97% -3.85%  13.88%  22.03% 12.08%   7.53%   21.54%  -3.72%
----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                                    -24.66%
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                     -2.94%
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                           30.19% -2.83%  14.72%  123.38% -28.86%
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                             7.94%
----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                                                    44.59% 27.64%   7.18%   23.34%  -9.44%
----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:
  The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December
  31, 2000:


  CONTRACTS WITH DEATH BENEFIT OPTION 1
  Value of hypothetical pre-existing account with exactly one
    Unit at the beginning of the period:....................    $1.000000

  Value of the same account (excluding capital changes) at
    the end of the 7-day period:............................     1.001029
  Calculation:
    Ending account value....................................     1.001029
    Less beginning account value............................     1.000000
    Net change in account value.............................     0.001029

  Base period return:

    (net change/beginning account value)....................     0.001029
  Current yield = return x (365/7) =........................        5.37%
  Effective yield = [(1 + return)(365/7)] -1 =..............        5.51%



CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:....................     $1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:................      1.001008
Calculation:
   Ending account value....................................      1.001008
   Less beginning account value............................      1.000000
   Net change in account value.............................      0.001008

Base period return:

   (net change/beginning account value)....................      0.001008
Current yield = return x (365/7) =.........................         5.26%
Effective yield = [(1 + return)(365/7)] -1 =...............         5.39%


CONTRACTS WITH DEATH BENEFIT OPTION 3:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:........     $1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:................      1.000987
Calculation:
   Ending account value....................................      1.000987
   Less beginning account value............................      1.000000
   Net change in account value.............................      0.000987

Base period return:

   (net change/beginning account value)....................      0.000987
Current yield = return x (365/7) =.........................         5.15%
Effective yield = [(1 + return)(365/7)] -1 =...............         5.28%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:
    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barrons
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500


    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option

I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS

         AS THERE WERE NO CONTRACT SALES IN 2000, THERE ARE NO FINANCIAL STATEMENTS FOR THESE SUBACCOUNTS AS OF DECEMBER 31, 2000.

     PHL VARIABLE
     INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
     FINANCIAL STATEMENTS
     DECEMBER 31, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                               PAGE
Report of Independent Accountants ..........................................................................    F-3

Balance Sheet as of December 31, 2000 and 1999 .............................................................    F-4

Statement of Income, Comprehensive Income and Equity for the year ended
   December 31, 2000, 1999 and 1998.........................................................................    F-5

Statement of Cash Flows for the year ended December 31, 2000, 1999 and 1998 ................................    F-6

Notes to Financial Statements............................................................................F-7 - F-18

PRICEWATERHOUSECOOPERS LLP [LOGO]
--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP



February 15, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                          ---------------------------------------
                                                                                  2000                  1999
                                                                          -----------------     -----------------
                                                                                      (IN THOUSANDS)
Assets:
Investments
     Held-to-maturity debt securities, at amortized cost                  $          13,697     $          10,298
     Available-for-sale debt securities, at fair value                              144,217                55,840
     Policy loans                                                                       710                   522
     Short-term investments                                                          72,375                26,140
     Other invested assets                                                            1,618                 1,052
                                                                          -----------------     -----------------
          Total investments                                                         232,617                93,852
Cash and cash equivalents                                                             8,404
Accrued investment income                                                             1,381                   786
Deferred policy acquisition costs                                                    84,842                62,136
Deferred and uncollected premiums                                                     6,790                 6,300
Other assets                                                                          1,942                 4,394
Goodwill, net                                                                           349                   451
Separate account assets                                                           1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total assets                                                    $       1,657,907     $       1,425,866
                                                                          =================     =================
Liabilities:
     Policyholder deposit funds                                           $         195,393     $          64,230
     Policy liabilities and accruals                                                 24,062                14,240
     Deferred income taxes                                                            3,784                   209
     Other liabilities                                                               18,898                11,051
     Separate account liabilities                                                 1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total liabilities                                                       1,563,719             1,347,677
                                                                          -----------------     -----------------
Equity:
     Common stock, $5,000 par value
          (1,000 shares authorized, 500 shares issued and outstanding)                2,500                 2,500
     Additional paid-in capital                                                      79,864                64,864
     Retained earnings                                                               11,553                11,538
     Accumulated other comprehensive income (loss)                                      271                  (713)
                                                                          -----------------     -----------------

          Total equity                                                               94,188                78,189
                                                                          -----------------     -----------------

          Total liabilities and equity                                    $       1,657,907     $       1,425,866
                                                                          =================     =================











        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                    2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
Revenues
      Premiums                                               $         6,168    $         9,838    $          6,280
      Insurance and investment product fees                           30,098             20,618              10,998
      Net investment income                                            9,197              3,871               2,449
      Net realized investment gains                                      116                 27                  49
                                                             ---------------    ---------------    ----------------
             Total revenues                                           45,579             34,354              19,776
                                                             ---------------    ---------------    ----------------

 Benefits and expenses
      Policy benefits and increase in policy liabilities              17,056              9,248               3,964
      Amortization of deferred policy acquisition costs               15,765              4,747               3,976
      Other operating expenses                                        14,006             11,130               5,389
                                                             ---------------    ---------------    ----------------
             Total benefits and expenses                              46,827             25,125              13,329
                                                             ---------------    ---------------    ----------------

 (Loss) income before income taxes                                    (1,248)             9,229               6,447

 Income tax (benefit) expense                                         (1,263)             3,230               2,257
                                                             ---------------    ---------------    ----------------
 Net income                                                               15              5,999               4,190
                                                             ---------------    ---------------    ----------------

 Other comprehensive income (loss), net of income
 taxes
      Unrealized gains (losses) on securities                          1,002               (915)                152
      Reclassification adjustment for net realized
          losses included in net income                                  (18)                (5)                (26)
                                                             ---------------    ---------------    ----------------
             Total other comprehensive income (loss)                     984               (920)                126
                                                             ---------------    ---------------    ----------------

 Comprehensive income                                                    999              5,079               4,316
 Capital contributions                                                15,000             29,000              17,000
                                                             ---------------    ---------------    ----------------
 Net increase in equity                                               15,999             34,079              21,316
 Equity, beginning of year                                            78,189             44,110              22,794
                                                             ---------------    ---------------    ----------------

 Equity, end of year                                         $        94,188      $      78,189      $       44,110
                                                             ===============      =============      ==============













        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                   2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
 Cash flow from operating activities:
 Net income                                                  $            15    $         5,999    $         4,190

 Adjustments to reconcile net income
    to net cash used for operating activities:
 Net realized investment gains                                          (116)               (27)               (49)
 Amortization of goodwill                                                102                102                107
 Deferred income taxes (benefit)                                       3,045              2,883               (987)
 Increase in accrued investment income                                  (595)              (275)              (254)
 Increase in deferred policy acquisition costs                       (23,845)           (23,807)           (15,815)
 Change in other assets/liabilities                                   19,447              8,856              1,881
                                                             ---------------    ---------------    ---------------

 Net cash used for operating activities                               (1,947)            (6,269)           (10,927)
                                                             ---------------    ---------------    ---------------

 Cash flow from investing activities:
 Proceeds from sales, maturities or repayments of
     available-for-sale debt securities                               25,136             11,664             14,133
 Proceeds from maturities or repayments of
     held-to-maturity debt securities                                  4,375                623                634
 Purchase of available-for-sale debt securities                     (110,700)           (33,397)           (28,360)
 Purchase of held-to-maturity debt securities                         (7,683)            (7,000)            (1,216)
 Increase in policy loans                                               (188)              (273)              (249)
 Change in short-term investments, net                               (46,235)           (19,733)            (6,172)
 Purchase of other invested assets                                      (517)
 Other, net                                                                                 (68)              (168)
                                                             ---------------    ---------------    ---------------

 Net cash used for investing activities                             (135,812)           (48,184)           (21,398)
                                                             ---------------    ---------------    ---------------

 Cash flow from financing activities:
 Capital contributions from parent                                    15,000             29,000             17,000
 Increase in policyholder deposit funds, net of interest
 credited                                                            131,163             24,540             14,759
                                                             ---------------    ---------------    ---------------

 Net cash provided by financing activities                           146,163             53,540             31,759
                                                             ---------------    ---------------    ---------------

 Net change in cash and cash equivalents                               8,404               (913)              (566)

 Cash and cash equivalents, beginning of year                                               913              1,479
                                                             ---------------    ---------------    ---------------

 Cash and cash equivalents, end of year                      $         8,404    $                  $           913
                                                             ===============    ===============    ===============

 Supplemental cash flow information:
 Income taxes (received) paid, net                           $        (2,660)   $         3,338    $         1,711









        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables and income taxes are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

     Short-term investments are carried at amortized cost, which approximates fair value. PHL Variable considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, DAC is amortized in proportion to total estimated gross profits over the expected life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are higher, lower or equal to the guaranteed interest rate. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income or loss in PHL Variable's interest in the separate accounts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDER DEPOSIT FUNDS

     Policyholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 7.15%, less administrative and mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     REINSURANCE

     PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     INCOME TAXES

     For the tax year ended December 31, 2000, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company Employee Pension Plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2000, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2000, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability.

     RECENT ACCOUNTING PRONOUNCEMENTS

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for
     Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on PHL Variable's Balance Sheet and Statement of Income, Comprehensive Income and Equity.

3.   SIGNIFICANT TRANSACTIONS

     REORGANIZATION

     On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's board of directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the State of New York Insurance Department.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                        GROSS         GROSS
                                                        AMORTIZED     UNREALIZED    UNREALIZED       FAIR
                                                          COST          GAINS         LOSSES         VALUE
                                                       -----------   ------------  ------------   ------------
                                                                          (IN THOUSANDS)

     HELD-TO-MATURITY:
     State and political subdivision bonds             $     1,860   $        236                 $      2,096
     Corporate securities                                   11,837            621  $        (43)        12,415
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $        857  $        (43)  $     14,511
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,468   $        366  $        (12)  $      6,822
     State and political subdivision bonds                  10,339             22           (78)        10,283
     Corporate securities                                   25,616            165          (880)        24,901
     Mortgage-backed or asset-backed securities            100,974          1,267           (30)       102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $   143,397   $      1,820  $     (1,000)  $    144,217
                                                       ===========   ============  ============   ============


     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS          GROSS
                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                          COST          GAINS          LOSSES        VALUE
                                                       -----------   ------------  ------------   ------------
                                                                            (IN MILLIONS)
     HELD-TO-MATURITY:
     Corporate securities                              $    10,298   $        136  $       (169)  $     10,265
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,475   $          3   $      (156)  $      6,322
     State and political subdivision bonds                  10,366                         (343)        10,023
     Corporate securities                                   16,637                         (983)        15,654
     Mortgage-backed or asset-backed securities             24,194                         (353)        23,841
                                                       -----------   ------------  ------------   ------------

     Total                                             $    57,672   $          3   $    (1,835)  $     55,840
                                                       ===========   ============   ===========   ============


PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                            HELD-TO-MATURITY           AVAILABLE-FOR-SALE
                                                         AMORTIZED      FAIR         AMORTIZED       FAIR
                                                           COST         VALUE          COST          VALUE
                                                       -----------   ------------  ------------   ------------
                                                                           (IN THOUSANDS)


     Due in one year or less                                                        $     7,394   $      7,384
     Due after one year through five years             $     5,837   $      6,024        16,345         16,331
     Due after five years through ten years                  6,000          6,391         9,990         10,373
     Due after ten years                                     1,860          2,096         8,694          7,918
     Mortgage-backed or asset-backed securities                                         100,974        102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $     14,511  $    143,397   $    144,217
                                                       ===========   ============  ============   ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                    2000            1999             1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         7,254  $        3,362   $         2,142
     Policy loans                                                         12               7                 1
     Short-term investments                                            2,049             561               344
                                                             ---------------  --------------   ---------------

       Sub-total                                                       9,315           3,930             2,487
     Less: investment expenses                                           118              59                38
                                                             ---------------  --------------   ---------------

     Net investment income                                   $         9,197  $        3,871   $         2,449
                                                             ===============  ==============   ===============


     INVESTMENT GAINS AND LOSSES

     Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                   2000             1999            1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         2,652  $       (2,399)  $           333
     DAC                                                              (1,139)            983              (139)
     Deferred income taxes (benefits)                                    529            (496)               68
                                                             ---------------  --------------   ---------------

     Net unrealized investment gains (losses)
        on securities available-for-sale                     $           984  $         (920)  $           126
                                                             ===============  ==============   ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 2000, 1999 and 1998 were $1.5 million, $6.0 million, and $10.0 million, respectively. The gross realized gains associated with these sales were $20.6 thousand, $7.4 thousand, and $37.7 thousand in 2000, 1999 and 1998, respectively.

5.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                                      DECEMBER 31,
                                                       ----------------------------------------
                                                               2000                  1999
                                                       ------------------      ----------------
                                                                    (IN THOUSANDS)
     Goodwill                                         $            1,020       $          1,020
     Accumulated amortization                                       (671)                  (569)
                                                      ------------------       ----------------
     Total goodwill, net                              $              349       $            451
                                                      ==================       ================

6.   INCOME TAXES

     A summary of income taxes (benefits) applicable to income before income taxes for the year ended December 31, was as follows:

                                           2000                1999                  1998
                                   ------------------   ----------------     ------------------
Income taxes:
   Current                         $          (4,308)   $            347      $           3,244
   Deferred                                    3,045               2,883                   (987)
                                   ------------------   ----------------     ------------------
Total                              $          (1,263)   $          3,230      $           2,257
                                   ==================   ================     ==================

     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                          2000                    1999                  1998
                                    ---------------------- --------------------- -----------------------
                                     (IN THOUSANDS)    %    (IN THOUSANDS)   %    (IN THOUSANDS)    %
                                    ---------------  ----- --------------- ----- ---------------  ------

     Income tax (benefit)
       expense at statutory rate    $          (437)   35% $       3,230     35% $         2,256     35%
     Dividend received deduction
      and tax-exempt interest                  (853)   68%            (1)     0%
     Other, net                                  27   (2)%             1      0%               1      0%
                                    ---------------  ----- --------------  ----- ---------------  ------
     Income taxes                   $        (1,263)  101% $       3,230     35% $         2,257     35%
                                    ===============  ===== ==============  ===== ===============  ======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                              2000                    1999
                                                        ----------------        ----------------
                                                                     (IN THOUSANDS)
     DAC                                                $         25,084        $         17,890
     Surrender charges                                           (14,715)                (17,597)
     Unearned premium/deferred revenue                              (296)                   (115)
     Investments                                                      93                     104
     Future policyholder benefits                                  2,033                     376
     Net operating loss carryforward                              (8,373)
     Other                                                          (187)                    (65)
                                                        ----------------        ----------------
                                                                   3,639                     593
     Net unrealized investment gains (losses)                        145                    (384)
                                                        ----------------        ----------------

     Deferred income tax liability, net                 $          3,784        $            209
                                                        ================        ================

     Gross deferred income tax assets totaled $23.6 million and $18.2 million at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $27.4 million and $18.4 million at December 31, 2000 and 1999, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2000 and 1999, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

7.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:

                                                                  2000             1999              1998
                                                             ---------------  ----------------  ---------------
                                                                              (IN THOUSANDS)
     Unrealized gains (losses) on securities
       available-for-sale:                                   $         1,540  $         (1,409) $           234
     Before-tax amount                                                   538              (494)              82
                                                             ---------------  ----------------  ---------------
     Income tax expense (benefit)                                      1,002              (915)             152
                                                             ---------------  ----------------  ---------------
     Total

     Reclassification adjustment for net losses realized
      in net income:
     Before-tax amount                                                   (27)               (7)             (40)
     Income tax benefit                                                   (9)               (2)             (14)
                                                             ---------------  ----------------  ---------------
     Total                                                               (18)               (5)             (26)
                                                             ---------------  ----------------  ---------------

     Net unrealized gains (losses) on securities
      available-for-sale:
     Before-tax amount                                                 1,513            (1,416)             194
     Income tax expense (benefit)                                        529              (496)              68
                                                             ---------------  ----------------  ---------------
     Total                                                   $           984  $           (920) $           126
                                                             ===============  ================  ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following table summarizes accumulated other comprehensive income
     (loss) balances:

                                                                          DECEMBER 31,
                                                            -----------------------------------------
                                                                  2000                    1999
                                                            -----------------       -----------------
                                                                         (IN THOUSANDS)
     Accumulated other comprehensive income
      (loss) on securities available-for-sale:
     Balance, beginning of year                             $            (713)      $             207
     Change during period                                                 984                    (920)
                                                            -----------------       -----------------
     Balance, end of year                                   $             271       $            (713)
                                                            =================       =================

8.   REINSURANCE

     PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,185 thousand, $1,114 thousand and $668 thousand, less claims of $188 thousand, $22 thousand and $13 thousand for the year ended December 31, 2000, 1999 and 1998, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. PHL Variable had approximately $0.7 billion of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded as of December 31, 1999. Approximately $638.7 thousand of claims were recovered in 2000. No claims were recovered for the years 1999 and 1998.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2000 and 1999. There were no claims recovered as of December 31, 2000. Claims recovered were $455 thousand as of December 31, 1999.

9.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $34.3 million, $22.0 million and $8.7 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to Phoenix were $15.8 million and $2.8 million as of December 31, 2000 and 1999, respectively.

     Phoenix Investment Partners Ltd., through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.1 million, $2.2 million and $1.3 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to the affiliated investment advisors were $19 thousand and $7 thousand, as of December 31, 2000 and 1999, respectively.

     Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. Concessions paid to PEPCO, which in turn paid commissions for contracts sold through W.S. Griffith & Co., Inc., and other outside broker dealers, were $20.0 million, $9.8 million and $9.6 million for the year ended December 31, 2000, 1999 and 1998, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Amounts payable to PEPCO were $2.3 million and $0.8 million, as of December 31, 2000 and 1999, respectively.

     PHL Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $2.6 million, $2.6 million and $2.5 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to PHL Associates were $41 thousand and $0.9 million, as of December 31, 2000 and 1999, respectively.

10.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                               2000                    1999
                                                        -----------------       ----------------
                                                                     (IN THOUSANDS)

     Balance at beginning of year                       $          62,136       $         36,686
     Acquisition cost deferred                                     39,610                 29,214
     Amortized to expense during the year                         (15,765)                (4,747)
     Adjustment to net unrealized investment
        (losses) gains included in other
        comprehensive income                                       (1,139)                   983
                                                        -----------------       ----------------
     Balance at end of year                             $          84,842       $         62,136
                                                        =================       ================

11.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 2000 and 1999 were $195.4 million and $64.2 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

12.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2000, 1999 and 1998. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                      2000               1999              1998
                                                 ---------------    --------------    --------------
                                                                    (IN THOUSANDS)

     Statutory net income                        $       (32,352)   $       (1,655)   $        1,542
     DAC, net                                             23,845            24,466            15,815
     Future policy benefits                               20,219           (13,826)          (14,056)
     Deferred income taxes                               (11,418)           (2,883)              987
     Other, net                                             (279)             (103)              (98)
                                                 ---------------    --------------    --------------

     Net income, as reported                     $            15    $        5,999    $        4,190
                                                 ===============    ==============    ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                       2000                    1999
                                                 -----------------       -----------------
                                                                (IN THOUSANDS)

     Statutory surplus and AVR                   $          49,624       $          66,354
     DAC, net                                               85,247                  61,403
     Future policy benefits                                (29,336)                (48,721)
     Investment valuation allowances                           459                  (1,089)
     Deferred income taxes                                 (12,156)                   (209)
     Other, net                                                350                     451
                                                 -----------------       -----------------

     Equity, as reported                         $          94,188       $          78,189
                                                 =================       =================

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2000 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on PHL Variable's statutory surplus is expected to increase surplus approximately $584.1 thousand (unaudited), primarily as a result of recording deferred income taxes.

13.  COMMITMENTS AND CONTINGENCIES

     In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

14.  REORGANIZATION AND INITIAL PUBLIC OFFERING - UNAUDITED

     PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual insurance company to a stock life insurance company, became a wholly owned subsidiary of the Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM FINANCIAL STATEMENTS
JUNE 30, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM BALANCE SHEETS

-------------------------------------------------------------------------------

                                                                                                      AS OF
                                                                       AS OF JUNE 30,             DECEMBER 31,
                                                                            2001                      2000

                                                                    ---------------------     ----------------------
                                                                                    (IN THOUSANDS)
Assets:
Investments

   Held-to-maturity debt securities, at amortized cost                     $      20,781              $      13,697
   Available-for-sale debt securities, at fair value                             289,888                    144,217
   Policy loans                                                                      781                        710
   Short-term investments                                                                                    72,375
   Other invested assets                                                           7,173                      1,618
                                                                    ---------------------     ----------------------
   Total investments                                                             318,623                    232,617
Cash and cash equivalents                                                         48,957                      8,404
Accrued investment income                                                          3,020                      1,381
Deferred policy acquisition costs                                                116,409                     84,842


Deferred and uncollected premiums                                                  6,224                      6,790
Other assets                                                                      11,142                      1,942
Goodwill, net                                                                        298                        349
Separate account assets                                                        1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
   Total assets                                                          $     2,065,523             $    1,657,907
                                                                    =====================     ======================

Liabilities:
    Policyholder deposit funds                                             $     325,783              $     195,393
    Policy liabilities and accruals                                               28,358                     24,062
    Deferred income taxes                                                         11,512                      3,784
    Other liabilities                                                              7,194                     18,898
    Separate account liabilities                                               1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
    Total liabilities                                                          1,933,697                  1,563,719
                                                                    ---------------------     ----------------------

Equity:
    Common stock, $5,000 par value (1,000 shares
      authorized, 500 shares issued and outstanding)                               2,500                      2,500
    Additional paid-in-capital                                                   114,864                     79,864
    Retained earnings                                                             13,936                     11,553
    Accumulated other comprehensive income                                           526                        271
                                                                    ---------------------     ----------------------
    Total equity                                                                 131,826                     94,188
                                                                    ---------------------     ----------------------
    Total liabilities and equity                                          $    2,065,523             $    1,657,907
                                                                    =====================     ======================


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                          FOR THE THREE MONTHS              FOR THE SIX MONTHS
                                                             ENDED JUNE 30,                   ENDED JUNE 30,
                                                      -----------------------------    -----------------------------
                                                          2001            2000             2001            2000
                                                      -------------   -------------    -------------    ------------
                                                             (IN THOUSANDS)                   (IN THOUSANDS)
Revenues
    Premiums                                               $  (548)       $    392        $   1,875       $   3,120
    Insurance and investment product fees                    7,773           7,257           15,410          14,484
    Net investment income                                    5,107           1,951            9,748           3,546
    Net realized investment (losses) gains                    (183)             20             (288)             38
                                                      -------------   -------------    -------------    ------------
        Total revenues                                      12,149           9,620           26,745          21,188
                                                      -------------   -------------    -------------    ------------

Benefits and expenses

    Policy benefits and increase in policy
        liabilities                                          6,724           5,244           12,113          10,923
    Amortization of deferred policy acquisition
        expenses                                            (1,914)          2,322            2,841           4,710
    Other operating expenses                                 5,102             908            8,298           2,275
                                                      -------------   -------------    -------------    ------------
        Total benefits and expenses                          9,912           8,474           23,252          17,908


Income before income taxes                                   2,237           1,146            3,493           3,280
                                                      -------------   -------------    -------------    ------------
Income taxes                                                   727             401            1,110           1,147
                                                      -------------   -------------    -------------    ------------
Net income                                                   1,510             745            2,383           2,133
                                                      -------------   -------------    -------------    ------------

Other comprehensive (loss) income, net of
    income taxes
    Unrealized (losses) gains on securities                   (385)            (26)             287             104
    Reclassification adjustment for net realized
        losses (gains) included in net income                   72                              (32)
                                                      -------------   -------------    -------------    ------------
        Total other comprehensive (loss) income               (313)            (26)             255             104
                                                      -------------   -------------    -------------    ------------

Comprehensive income                                         1,197             719            2,638           2,237
Capital contribution                                        15,000          15,000           35,000          15,000
                                                      -------------   -------------    -------------    ------------
Net increase in equity                                      16,197          15,719           37,638          17,237
Equity, beginning of period                                115,629          79,707           94,188          78,189
                                                      -------------   -------------    -------------    ------------

Equity, end of period                                   $  131,826      $   95,426       $  131,826       $  95,426
                                                      =============   =============    =============    ============

        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS
                                                                                  ENDED JUNE 30,
                                                                  -----------------------------------------------
                                                                          2001                      2000
                                                                  ----------------------    ---------------------
                                                                                  (IN THOUSANDS)
Cash flows from operating activities:
    Net income                                                              $     2,383             $      2,133

Adjustments to reconcile net income
  to net cash from operating activities:
    Net realized investment losses                                                  288                      (38)
    Amortization of goodwill                                                         51                       51
    Deferred income taxes                                                         7,590                    6,721
    Increase in accrued investment income                                        (1,639)                    (323)
    Increase in deferred policy acquisition costs                               (32,450)                 (19,250)
    Change in other assets/other liabilities                                    (16,263)                   3,294
                                                                  ----------------------    ---------------------
    Net cash used for operating activities                                      (40,040)                  (7,412)
                                                                  ----------------------    ---------------------

Cash flow from investing activities:
    Proceeds from sales, maturities or repayments of
        available-for-sale debt securities                                       62,799                    5,240
    Proceeds from maturities or repayments of
        held-to-maturity debt securities                                            588                      522
    Purchase of available-for-sale debt securities                             (206,898)                 (27,295)
    Purchase of held-to-maturity debt securities                                 (7,590)                  (6,483)
    Change in short term investments, net                                        72,375                  (16,842)
    Investment in separate accounts                                              (6,000)
    Increase in policy loans                                                        (71)                    (100)
                                                                  ----------------------    ---------------------
    Net cash used for investing activities                                      (84,797)                 (44,958)
                                                                  ----------------------    ---------------------

Cash flow from financing activities:
Capital contribution from parent                                                 35,000                   15,000
Increase in policyholder deposit funds, net of
    interest credited                                                           130,390                   40,019
                                                                  ----------------------    ---------------------
Net cash provided by financing activities                                       165,390                   55,019
                                                                  ----------------------    ---------------------

Net change in cash and cash equivalents                                          40,553                    2,649

Cash and cash equivalents, beginning of year                                      8,404
Cash and cash equivalents, end of period                                  $      48,957             $      2,649
                                                                  ======================    =====================


Supplemental cash flow information
    Income taxes paid, net                                                         -                        -

        The accompanying notes are an integral part of these statements.
                                      F-22

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

    PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of the former Phoenix Home Life Mutual Insurance Company which was renamed Phoenix Life Insurance Company (Phoenix) as a result of the reorganization and initial public offering. See Note 3 - "Reorganization."

2.  BASIS OF PRESENTATION

    The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The State of Connecticut Insurance Department (the Insurance Department) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Connecticut State Insurance Law. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determination.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation, have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These unaudited financial statements should be read in conjunction with the financial statements of PHL Variable for the year ended December 31, 2000.

3.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of demutualization, Phoenix Home Life Mutual Insurance Company (the mutual company) converted from a mutual life insurance company to a stock life insurance company and became a wholly owned subsidiary of The Phoenix Companies, Inc. At that time, the mutual company changed its name to Phoenix Life Insurance Company. The Phoenix Companies, Inc. is a publicly traded company and has filed all the material required to be filed pursuant to governing law.

4.  COMMITMENTS AND CONTINGENCIES

    In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of June 30, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.


    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.


                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts, filed via Edgar with Post-Effective Amendment No. 13 on September 13, 2001.


               (4)  (a)  Form of Variable Annuity Contract (Big Edge Choice)
                         is incorporated by reference to registrant's
                         Registration Statement on Form N-4, filed via Edgar on December 14, 1994.

                    (b) Form of Variable Annuity Contract (formerly, Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Post-Effective Amendment No. 9 on Form N-4 Registration Statement, filed via Edgar on July 15, 1999.


                    (c) Form of Contract (Phoenix Edge - VA), filed via Edgar with Post-Effective Amendment No. 13 on September 13, 2001.


               (5)  (a)  Form of Application (Big Edge Choice) is
                         incorporated by reference to registrant's Pre-Effective Amendment No. 1 on Form N-4 Registration Statement dated July 20, 1995.

                    (b) Form of Application (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Form N-4, Post-Effective Amendment No. 9, filed via Edgar on July 15, 1999.


                    (c) Form of Application (Phoenix Edge - VA), filed via Edgar with Post-Effective Amendment No. 13 on September 13, 2001.


               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to registrant's Registration Statement on Form N-4, filed via Edgar on December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to registrant's Registration Statement on Form N-4, filed via Edge on December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9) Opinion and Consent of Richard J. Wirth, Esq., is filed herewith.

               (10) (a) Opinion and Consent of Brian A. Giantonio, Esq., is filed herewith.

                    (b) Written Consent of PricewaterhouseCoopers LLP is filed herewith.

                    (c) Actuarial Memorandum - John L. Grucza, FSA, MAAA, filed via Edgar with Post-Effective Amendment No. 13 on September 13, 2001.


               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH DEPOSITOR
----------------                     --------------
Carl T. Chadburn*                    Director
Robert W. Fiondella*                 Director & Chairman
Joseph E. Kelleher*                  Director & Senior Vice President

Philip R. McLoughlin***              Director, Executive, Vice President &
                                     Chief Investment Officer
David W. Searfoss*                   Director, Executive Vice President &
                                     Chief Financial Officer
Simon Y. Tan*                        Director & President
Dona D. Young*                       Director & Executive Vice President
Michael J. Gilotti**                 Executive Vice President
Robert G. Lautensack, Jr.*           Senior Vice President

* The principal business address of this individual is One American Row, PO Box 5056, Hartford, CT 06102-5056.
** The principal business address of this individual is 38 Prospect St., Hartford, CT.
*** The principal business address of this individual is 56 Prospect St., Hartford, CT

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

[graphic omitted]

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of October 31, 2001 there were 28,501 contract owners.


ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL                     POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH UNDERWRITER
          ----------------                       ----------------

          Michael E. Haylon*                     Director
          Philip R. McLoughlin*                  Director & Chairman

          William R. Moyer**                     Director, Executive Vice
                                                 President and Chief Financial
                                                 Officer & Treasurer
          Stephen D. Gresham*                    Executive Vice President, Chief
                                                 Sales and Marketing Officer
          John F. Sharry**                       President, Retail Distribution

     * The principal business address of this individual is 56 Prospect Street, Hartford, CT.
     ** The principal business address of this individual is 100 Bright Meadow
        Blvd., Enfield, CT.

(c)  Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF
PRINCIPAL                      NET UNDERWRITING                    COMPENSATION              BROKERAGE
UNDERWRITER                    DISCOUNTS AND COMMISSIONS           ON REDEMPTION             COMMISSIONS             COMPENSATION
-----------                    -------------------------           -------------             -----------             ------------
PEPCO                               $14.5 million                        0                        0                        0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31. NOT APPLICABLE

ITEM 32. NOT APPLICABLE

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 16th day of November, 2001.


                         PHL VARIABLE INSURANCE COMPANY

                         By: *Simon Y. Tan
                              ------------
                              Simon Y. Tan
                              President

                         PHL VARIABLE ACCUMULATION ACCOUNT

                         By: *Simon Y. Tan
                              ------------
                              Simon Y. Tan
                              President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 16th day of November, 2001.

       SIGNATURE                               TITLE
       ---------                               -----

                                               Director
-----------------------------------
*Carl T. Chadburn
                                               Director, Chairman
                                               (Principal Executive Officer)
-----------------------------------
*Robert W. Fiondella

                                               Director
-----------------------------------
*Joseph E. Kelleher

                                               Director
-----------------------------------
*Philip R. McLoughlin

                                               Director
-----------------------------------
*David W. Searfoss

                                               Director, President
-----------------------------------
*Simon Y. Tan

/s/ Dona D. Young                              Director
-----------------------------------
Dona D. Young

By:/s/ Dona D. Young
   --------------------------------------

*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies are filed with this filing.

                                POWER OF ATTORNEY

         I, the undersigned member of the Directors of PHL Variable Insurance Company, do hereby constitute and appoint each of Simon Y. Tan, Dona D. Young, and Philip R. McLoughlin as my true and lawful attorneys and agents, and with full power to act without the others, are hereby authorized, empowered and directed to take all action necessary, on behalf of PHL Variable Insurance Company, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable Federal laws, including the filing of registration statements, any amendments to registration statements, any undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities issued or sold by PHL Variable Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents.

         I hereby declare that a photostatic, xerographic or other similar copy of this original instrument shall be as effective as the original.

         I hereby further revoke any and all powers of attorney previously given by myself with respect to the above-named company, provided that this revocation shall not affect the exercise of such powers prior to the date hereof.

         WITNESS my hand and seal on the date set forth below.

Date:  May 16, 2000
       ------------

/s/Carl T. Chadburn
-------------------
Carl T. Chadburn, Director

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of PHL Variable Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to variable annuity contracts issued or sold by PHL Variable Insurance Company or any of its separate accounts and any and all periodic reports required to be filed by PHL Variable Insurance Company with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said PHL Variable Insurance Company, provided that this revocation shall not affect the exercise of such prior powers prior to the date hereof.

              WITNESS my hand and seal on the date set forth below.





/s/Robert W. Fiondella                                            March 24, 1998
----------------------
Robert W. Fiondella, Director

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of PHL Variable Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to variable annuity contracts issued or sold by PHL Variable Insurance Company or any of its separate accounts and any and all periodic reports required to be filed by PHL Variable Insurance Company with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said PHL Variable Insurance Company, provided that this revocation shall not affect the exercise of such prior powers prior to the date hereof.

              WITNESS my hand and seal on the date set forth below.




/s/Philip R. McLoughlin                                           March 24, 1998
-----------------------
Philip R. McLoughlin, Director

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of PHL Variable Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to variable annuity contracts issued or sold by PHL Variable Insurance Company or any of its separate accounts and any and all periodic reports required to be filed by PHL Variable Insurance Company with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said PHL Variable Insurance Company, provided that this revocation shall not affect the exercise of such prior powers prior to the date hereof.

/s/Joseph E. Kelleher                                             March 24, 1998
---------------------
Joseph E. Kelleher, Director

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of PHL Variable Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to variable annuity contracts issued or sold by PHL Variable Insurance Company or any of its separate accounts and any and all periodic reports required to be filed by PHL Variable Insurance Company with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.


         I hereby further revoke any and all powers of attorney previously given by me with respect to said PHL Variable Insurance Company, provided that this revocation shall not affect the exercise of such prior powers prior to the date hereof.

              WITNESS my hand and seal on the date set forth below.


/s/David W. Searfoss                                              March 23, 1998
--------------------
David W. Searfoss, Director

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of PHL Variable Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to variable annuity contracts issued or sold by PHL Variable Insurance Company or any of its separate accounts and any and all periodic reports required to be filed by PHL Variable Insurance Company with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said PHL Variable Insurance Company, provided that this revocation shall not affect the exercise of such prior powers prior to the date hereof.

              WITNESS my hand and seal on the date set forth below.

/s/Simon Y. Tan                                                   March 26, 1998
---------------
Simon Y. Tan, Director

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of PHL Variable Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to variable annuity contracts issued or sold by PHL Variable Insurance Company or any of its separate accounts and any and all periodic reports required to be filed by PHL Variable Insurance Company with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said PHL Variable Insurance Company, provided that this revocation shall not affect the exercise of such prior powers prior to the date hereof.

              WITNESS my hand and seal on the date set forth below.

/s/Dona D. Young                                                  March 26, 1998
----------------
Dona D. Young, Director